Significant acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of significant transactions [abstract]
Fair value of assets and liabilities acquired through business combinations
(USD millions)	2024

Property, plant and equipment	20

Right-of-use assets	47

In-process research and development	1 424

Other intangible assets	1 156

Deferred tax assets	465

Non-current financial and other assets	31

Financial and other current assets	613

Cash and cash equivalents	242

Deferred tax liabilities	-799

Current and non-current financial debts	-852

Current and non-current lease liabilities	-47

Trade payables and other liabilities	-297

Net identifiable assets acquired	2 003

Non-controlling interests	-75

Goodwill	2 701

Total purchase consideration for business combinations	4 629

Identifiable net assets acquired through acquisitions applying the optional concentration test
(USD millions)	2025

Property, plant and equipment	4

Right-of-use assets	8

In-process research and development	3 157

Deferred tax assets [1]	180

Non-current financial and other assets	21

Other current assets	46

Cash and cash equivalents	320

Current and non-current lease liabilities	-8

Trade payables and other liabilities	-151

Identifiable net assets acquired through acquisitions applying the optional concentration test	3 577

[1] Deferred tax assets are attributable to tax loss and tax credit carryforwards.

Net gain at completion of spin-off
(USD millions)	Oct 3, 2023

Net assets derecognized [1]	-8 647

Derecognition of distribution liability	13 962

Difference between net assets and distribution liability	5 315

Recognition of Sandoz Group AG shares obtained through consolidated foundations	492

Currency translation gains recycled into the consolidated income statement	357

Transaction costs and other items recognized in the consolidated income statement	-304

Gain on distribution of Sandoz Group AG to Novartis AG shareholders	5 860

[1] See Note 29 for additional information.